Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Profit attributable to owners of the Company	₺ 4,237,086	₺ 3,246,487	₺ 2,021,065
Weighted average number of shares	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.94	₺ 1.49	₺ 0.93
Profit from continuing operations attributable to owners of the Company	₺ 4,237,086	₺ 2,474,051	₺ 2,021,065
Weighted average number of shares	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company	₺ 1.94	₺ 1.14	₺ 0.93
Profit from discontinued operations attributable to owners of the Company		₺ 772,436
Weighted average number of shares	2,183,106,193	2,183,922,483	2,184,750,233
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company		₺ 0.35